Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of Tax Expense and Accounting Profit Multiplied By Tax Rate (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure Of Effective Tax Expense Income Reconciliation And Components Of Income Tax Expenses Income [Abstract]
Accounting profit before income tax	₨ 13,620	$ 145	₨ 10,034	₨ 8,142
Tax at the India's tax rate of 25.168% applicable to RPL (March 31, 2025: 25.168%)	3,428	37	2,525	2,540
Disallowance / (Allowance) under section 94B of the Income Tax Act (net)	(1,003)	(11)	1,763	1,968
Tax rate differences	(498)	(5)	(217)	(115)
Unabsorbed depreciation and business losses	934	10	694	1,000
Change in estimates for recoverability of Minimum alternate tax	(1)	(0)	(53)	17
Adjustment of tax relating to earlier periods	137	1	582	(528)
On account of adoption of new tax law
- MAT credit written off			414	81
- Recognition / reversal of DTA/ DTL			(49)	(2)
Effect of tax holidays and other tax exemptions	664	7	(20)	(288)
Other non-deductible expenses	(426)	(5)	(196)	(678)
Current tax expense reported in the consolidated statement of profit or loss	3,775	40	1,514	981
Deferred tax expense reported in the consolidated statement of profit or loss	(540)	(6)	3,929	3,014
Tax expense at the effective income tax rate	₨ 3,235	$ 34	₨ 5,443	₨ 3,995